Net results of financial transactions	6 Months Ended
Jun. 30, 2020
Net results of financial transactions
Net results of financial transactions

Note 3. Net results of financial transactions

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2020	2020	2019	2020	2019	2019
Derecognition of financial instruments not measured at fair value through profit or loss	8	2	8	10	8	19
Financial assets or liabilities at fair value through profit or loss	1	-110	27	-109	82	120
Financial instruments under fair-value hedge accounting	-37	45	15	8	65	85
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	4	-4	0	0	0	2
Total net results of financial transactions	-24	-67	50	-91	155	226

SEK’s general business model is to hold financial instruments measured at fair value to maturity. The net market value changes are mainly attributable to changes in credit spread on own debt, which are reported in other comprehensive income, and basis spreads, which are reported in net results of financial transactions. The changes could be significant in a single reporting period, but will not affect earnings over time since the lifetime cumulative changes in the instrument’s market value will net to zero if it is held to maturity and is a performing instrument. When financial instruments are not held to maturity, realized gains and losses can occur, as in cases where SEK repurchases its own debt, or where lending is repaid early and the related hedging instruments are terminated prematurely. These effects are presented in the following line items of net results of financial transactions in the table above: “Derecognition of financial instruments not measured at fair value through profit or loss”, “Financial assets or liabilities at fair value through profit or loss” and “Financial instruments under fair-value hedge accounting”. “Financial assets or liabilities at fair value through profit or loss” and “Financial instruments under fair-value hedge accounting” include realized as well as unrealized changes in fair value.